8. Licensed Content	12 Months Ended
Dec. 31, 2015
Licensed Content
Licensed Content

The Company entered into a content licensing and distribution agreement with an entertainment company in which we will distribute, on our available platforms, the following:

i.	Fifty-two (52) twenty three minute (0:23) episodes of a series known as “Behind the Velvet Rope”
ii.	Ancillary content including a minimum of ten to twenty event compilations approximately five to seven minutes in length each; and
iii.	Thirty to forty individual interviews approximately one to three minutes in length each.

The agreement calls for us to advance $480,000 to the entertainment company to be used for production of the series. After paying the advance, we are entitled to recoup the advanced amount plus an additional $10,000 (a total of $490,000) after which time the gross revenue generated under the agreement will be split on a 50/50 basis. The non-refundable advance obligation and capitalized licensed content are presented in accounts payable and current assets, respectively, in the accompanying balance sheet.